                                            [LOGO OF KOBRICK FUNDS APPEARS HERE]
                                                           IT'S ALL ABOUT VISION


                                 Kobrick Capital Fund
                         Kobrick Emerging Growth Fund
                                  Kobrick Growth Fund


                                             SEMI-ANNUAL REPORT
                                    March 31, 1999

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

President's Message .........................................................2

Kobrick Capital Fund
   Fund Profile .............................................................4
   Schedule of Investments ..................................................5

Kobrick Emerging Growth Fund
   Fund Profile .............................................................7
   Schedule of Investments ..................................................8

Kobrick Growth Fund
   Fund Profile ............................................................10
   Schedule of Investments .................................................11

Financial Statements
   Statements of Assets and Liabilities ....................................13
   Statements of Operations ................................................14
   Statements of Changes in Net Assets .....................................15
   Financial Highlights ....................................................18

Notes to Financial Statements ..............................................21

The information contained in this report is intended for the general information of the shareholders of the Funds. Due to active management, there is no guarantee that a Fund currently invests or will continue to invest in the securities listed in this report. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. Please read the prospectus carefully before investing. To obtain a prospectus, please call 1-888-KCFUND1 (1-888-523-8631).


                                       1                      Semi-Annual Report

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

Dear Fellow Shareholder:

     We are pleased to report the investment results for the six months ended March 31, 1999, for our three funds: the Kobrick Capital Fund, the Kobrick Emerging Growth Fund, and the Kobrick Growth Fund. This has been a very exciting period for us, navigating out of the bear market or "mini crash of 1998," addressing the fears associated with the foreign markets' contagion phenomenon, and the perceived impact of flirting with and eventually surpassing the Dow 10,000 level.

     We believe that our funds performed extremely well in this environment against their respective indices. We are very pleased that the Capital Fund was recently selected again as a USA Today Mutual Fund All-Star and was recognized by USA Today as its #1 performing All-Star Fund from 1998.

     The recent surge of the Dow past 10,000 and then, shortly thereafter, past 11,000, was fueled by significant money chasing a handful of blue chips. Yet most stocks had been in a down-trend during this period. In fact, at the end of March, a record number of stocks, almost 80%, were underperforming the S&P 500 Index by 15 percentage points or more. Our funds achieved strong gains through the end of March, and, we believe, even better relative gains against most other similar funds, because our stock-picking worked well. We saw poor earnings comparisons reach a low point last fall and now corporate earnings are growing strongly. We expect this important trend to extend through the remainder of this year and into next. Finding equities with excellent earnings prospects and, critically, avoiding those that are not competitive or well-managed is the mission of our fundamental research. We believe that earnings, good valuations and strong managements make up the "right stuff" to deliver for our investors.

     Since the end of March there has been some rotation as investors took some money out of blue chips and bought economically sensitive stocks such as papers, chemicals, aluminums and energy. This has also brought with it some money flows into selected companies with small and mid-sized market capitalizations (total market value of stock) which has generated enthusiasm for a somewhat broader market not dominated exclusively by the largest blue chips. While the economic cyclicals may not endure, as somewhat higher bond yields may decelerate the economy from its above trendline pace, the broadening is likely to continue in various areas of growth aside from the

                                       2                      Semi-Annual Report
aforementioned blue chips. Selectivity, though, will continue to be critical in this globally competitive environment.

     We have pointed out at various times that the lure of the blue chips has fed on itself and the good performing bell-weather stocks, from Microsoft and Dell, to General Electric and Pfizer, have simply drawn more money into them and pushed more money into the popular index funds. We continue to be concerned that these stocks are the focus of investors' attentions, and that people feel the market is more expensive than it really is. However, with this recent broadening of the market, our concerns may abate. We shall watch closely and act accordingly.

     The environment continues to be one of strong, healthy economic growth. At times, this has prompted the Federal Reserve Chairman, Alan Greenspan, to worry about that strength. His remarks have caused some investors to fear higher interest rates. That coupled with some seasonal bond sales by the Japanese, recently pushed bond interest rates up somewhat. We feel that recent concerns about rising interest rates and a possible increase in the discount rate by the Federal Reserve are not warranted. Inflation is lower year-to-date than last year and the economy, we believe, should slow a little.

     With the Dow having crossed the 11,000 level, it means there is confidence in the market, for sure. But, the market will probably fluctuate for awhile, presenting investment opportunities for good stock pickers and the potential for continued gains in 1999.

     We continue to regularly update our web site (www.kcfund.com) with our
                                                   --------------
commentary. We will keep you informed of market developments and our outlook via this channel, which we encourage you to visit. While there, you can check the daily performance of each fund. If we can be of any other assistance, please call us at 1.888.KCFUND1 (1.888.523.8631) from 8am-6pm ET, Monday-Friday. As always, we sincerely appreciate your confidence by investing with us.

Very truly yours,

/s/ Frederick R. Kobrick

Frederick R. Kobrick
President and Chief Executive Officer
May 18, 1999

The USA Today 1999 Mutual Fund All-Stars (published 2/26/99) were selected from 3,267 diversified U.S. stock mutual funds based on criteria including solid long-term performance, seasoned managers, reasonable sales fees and reasonable minimum investments.

Semi-Annual Report                     3

--------------------------------------------------------------------------------
                              KOBRICK CAPITAL FUND
                                  FUND PROFILE
--------------------------------------------------------------------------------

                     (All Information as of March 31, 1999)

Objective:        Maximum capital appreciation
Strategy:         Invests primarily in equity securities of companies with
                  small, medium and large capitalizations.
Inception Date:   December 31, 1997
Manager:          Frederick R. Kobrick
Fund Number:      653
Symbol:           KFCFX
Net Asset Value:  $17.74

         TOP TEN HOLDINGS                          TOP FIVE INDUSTRIES

                           % of Fund's                              % of Fund's
                            net assets                               net assets
America Online, Inc. ...........5.0         Computer Software/Services ..8.9
CMG Information Services, Inc. .4.8         Investment Bank/Brokerage ...8.6
Cisco Systems, Inc. ............3.6         Broadcast Media .............7.3
MCI Worldcom, Inc. .............3.4         Communication-Equipment .....7.0
Charles Schwab Corp. ...........3.3         Telecommunications-Long
Merrill Lynch & Company, Inc. ..3.3             Distance ................6.2
Microsoft Corp. ................3.2
AT&T Corp. .....................2.8
American Express Co. ...........2.8
Morgan Stanley Dean Witter & Co.2.8


PORTFOLIO COMPOSITION:
(% of Total Investments)

Common Stocks                 89.5%
Short-Term Investments        10.5%


FUND PERFORMANCE:

                         Total                 Average Annual        Average Annual
                         Return                Total Return          Total Return
                         Year to Date          One Year              Since Inception
                         (1.1.99 to 3.31.99)   (4.1.98 to 3.31.99)   (12.31.97 to 3.31.99)
-------------------------------------------------------------------------------------------
Capital Fund              18.3%                 54.0%                 58.2%
-------------------------------------------------------------------------------------------
Russell 3000 Index         3.4%                 13.5%                 22.4%
-------------------------------------------------------------------------------------------

Performance data quoted represents past performance and does not guarantee future results and reflects a partial waiver of fees without which the total return would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Russell 3000 is an unmanaged index of the 3000 largest U.S. companies based on total market capitalization. Index performance includes reinvestment of dividends. Total returns for periods less than one year are not annualized.

                                       4                      Semi-Annual Report

--------------------------------------------------------------------------------
                              KOBRICK CAPITAL FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                       Shares             Value
----------------------------------------------------------------------
COMMON STOCKS -- 88.3%

AUTOMOBILES -- 4.3%
Ford Motor Co. ...................            34,800        $1,974,900
General Motors Corp. .............            23,300         2,024,188
                                                            ----------
                                                             3,999,088
                                                            ----------
BANKS-MONEY CENTER -- 4.5%
Chase Manhattan Corp. ............            29,500         2,398,719
J.P. Morgan & Co., Inc. ..........            14,300         1,764,262
                                                            ----------
                                                             4,162,981
                                                            ----------
BEVERAGES-SOFT DRINK -- 0.8%
Pepsi Bottling Group, Inc. (a) ...            35,100           761,231
                                                            ----------
BROADCAST MEDIA -- 7.3%
CBS Corp. (a) ....................            54,600         2,235,188
Clear Channel Communications,
Inc. (a) .........................            37,800         2,534,962
Comcast Corp. ....................             8,400           528,675
Infinity Broadcasting Corp. (a) ..            57,900         1,490,925
                                                            ----------
                                                             6,789,750
                                                            ----------
COMMUNICATION-EQUIPMENT -- 7.0%
American Tower Corp. (a) .........            41,200         1,009,400
Covad Communications Group,
Inc. (a) .........................            13,400           881,050
Nokia Corp. (ADR) ................             8,300         1,292,725
Powerwave Technologies, Inc. (a) .            32,600           925,025
Qwest Communications
International, Inc. (a) ..........            34,000         2,451,187
                                                            ----------
                                                             6,559,387
                                                            ----------
COMPUTER SOFTWARE/SERVICES -- 8.9%
Allaire Corp. (a) ................             1,800           122,400
America Online, Inc. (a) .........            31,600         4,613,600
Autobytel.Com, Inc. (a) ..........             8,700           364,312
Microsoft Corp. (a) ..............            32,800         2,939,700
MiningCo.com, Inc. (a) ...........             1,700           152,150
Ziff-Davis, Inc. (a) .............             1,800            64,800
                                                            ----------
                                                             8,256,962
                                                            ----------
COMPUTERS-NETWORKING -- 3.6%
Cisco Systems, Inc. (a) ..........            30,700         3,363,569
                                                            ----------
COMPUTERS-PERIPHERAL -- 2.7%
EMC Corp. (a) ....................            19,500        $2,491,125
                                                            ----------
ENTERTAINMENT -- 1.9%
Time Warner, Inc. ................            25,000         1,776,563
                                                            ----------
EQUIPMENT-SEMICONDUCTOR -- 0.6%
Teradyne, Inc. (a) ...............            11,200           611,100
                                                            ----------
FINANCIAL(DIVERSE)-- 5.5%
American Express Co. .............            22,000         2,585,000
Morgan Stanley Dean Witter
        & Co. ....................            25,600         2,558,400
                                                            ----------
                                                             5,143,400
                                                            ----------
FOOTWARE -- 0.9%
Kenneth Cole Productions,
        Inc. (a) .................            31,100           820,263
                                                            ----------
INVESTMENT BANK/BROKERAGE -- 8.6%
Charles Schwab Corp. .............            31,800         3,056,775
Donaldson Lufkin & Jenrette, Inc.             27,300         1,904,175
Merrill Lynch & Company, Inc. ....            34,300         3,033,406
                                                            ----------
                                                             7,994,356
                                                            ----------
LODGING-HOTELS -- 0.2%
Four Seasons Hotels, Inc. ........             4,500           187,875
                                                            ----------
RETAIL-APPAREL -- 5.8%
Abercrombie & Fitch Co. Cl.A (a) .            18,000         1,656,000
AnnTaylor Stores Corp. (a) .......            27,600         1,219,575
Cutter & Buck, Inc. (a) ..........            35,000         1,120,000
TJX Companies, Inc. ..............            41,200         1,400,800
                                                            ----------
                                                             5,396,375
                                                            ----------
RETAIL-BUILDING SUPPLIES -- 2.4%
Home Depot, Inc. .................            35,600         2,216,100
                                                            ----------
RETAIL-GENERAL MERCHANDISE-- 5.5%
CSK Auto Corp. (a) ...............            32,600           975,963
Dayton Hudson Corp. ..............            29,100         1,938,787
Wal Mart Stores, Inc. ............            24,200         2,230,937
                                                            ----------
                                                             5,145,687
                                                            ----------

                       See Notes to Financial Statements

Semi-Annual Report                     5

--------------------------------------------------------------------------------
                              KOBRICK CAPITAL FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                       Shares             Value
----------------------------------------------------------------------
RETAIL-SPECIALTY -- 3.9%

Autoweb.Com, Inc. (a) ............             1,500        $   53,438
Guitar Center Management,
Inc. (a) .........................            90,700         1,853,681
Priceline.com, Inc. (a) ..........             1,500           124,312
Staples, Inc. (a) ................            49,850         1,638,819
                                                            ----------
                                                             3,670,250
                                                            ----------
SERVICES-
ADVERTISING/MARKETING -- 6.2%
CMG Information Services,
Inc. (a) .........................            24,600         4,503,337
Outdoor Systems, Inc. (a) ........            32,500           975,000
Snyder Communications,
        Inc. (a) .................             9,700           270,388
                                                            ----------
                                                             5,748,725
                                                            ----------
SERVICES-
COMMERCIAL & CONSUMER -- 0.7%
Career Education Corp. (a) .......            19,000           657,875
Gabelli Asset Management,
        Inc. (a) .................             1,500            23,344
                                                            ----------
                                                               681,219
                                                            ----------
TELECOMMUNICATIONS -
CELLULAR -- 0.8%
Pinnacle Holdings, Inc. (a) ......            47,900           724,488
                                                            ----------

(a) Non-income producing security
ADR - American Depository Receipt

TELECOMMUNICATIONS -
LONG DISTANCE -- 6.2%
AT&T Corp. .......................            32,900        $2,625,831
MCI Worldcom, Inc. (a) ...........            35,600         3,152,825
                                                            ----------
                                                             5,778,656
                                                            ----------
Total Common Stocks
        (cost $67,617,283) .......                          82,279,150
                                                            ----------
                                            Principal
                                             Amount
                                             (000's)
                                            ---------
REPURCHASE AGREEMENT -- 10.4%
State Street Bank and Trust
    Company, 4.25%, dated 3/31/99,
    due 4/1/99 (collateralized by U.S.
    Treasury Bond 10.375%, 11/15/12,
    market value $ 9,878,113)
    (cost $9,684,000) .............           $9,684         9,684,000

TOTAL INVESTMENTS -- 98.7%
    (cost $77,301,283) ............                         91,963,150
Other assets less liabilities -- 1.3%                        1,188,293
                                                           -----------

NET ASSETS -- 100%                                         $93,151,443
                                                           ===========

                       See Notes to Financial Statements

                                       6                      Semi-Annual Report

--------------------------------------------------------------------------------
                          KOBRICK EMERGING GROWTH FUND
                                  FUND PROFILE
--------------------------------------------------------------------------------
                     (All Information as of March 31, 1999)

Objective:        Provide growth of capital
Strategy:         Invests primarily in equity securities of emerging growth
                  companies with emphasis on companies with small
                  capitalizations.
Inception Date:   December 31, 1997
Manager:          Frederick R. Kobrick
Fund Number:      656
Symbol:           KFEGX
Net Asset Value:  $15.17


          TOP TEN HOLDINGS                       TOP FIVE INDUSTRIES

                            % of Fund's                              % of Fund's
                             net assets                               net assets
CMG Information Services, Inc. ...3.8    Services-Commercial
Hambrecht & Quist Group, Inc. ....2.9       & Consumer ..................13.3
Guitar Center Management, Inc. ...2.9    Computer Software/Services .....10.2
Mens Warehouse, Inc. .............2.3    Services-Advertising/Marketing ..8.1
Iron Mountain Inc. ...............2.2    Communication-Equipment .........8.0
Bright Horizons Family Solutions .2.2    Retail-Apparel ..................5.9
Steiner Leisure Ltd. .............2.1
Donaldson Lufkin & Jenrette, Inc..2.1
CSK Auto Corp. ...................2.1
Ann Taylor Stores Corp. ..........2.0


PORTFOLIO COMPOSITION:
(% of Total Investments)

Common Stocks                   93.1%
Short-Term Investments           6.9%


FUND PERFORMANCE:

                           Total                  Average Annual          Average Annual
                           Return                 Total Return            Total Return
                           Year to Date           One Year                Since Inception
                           (1.1.99 to 3.31.99)    (4.1.98 to 3.31.99)     (12.31.97 to 3.31.99)
------------------------------------------------------------------------------------------------
Emerging Growth Fund        8.8%                   29.7%                   39.7%
------------------------------------------------------------------------------------------------
Russell 2000 Index         -5.4%                  -16.3%                   -4.7%
------------------------------------------------------------------------------------------------

Performance data quoted represents past performance and does not guarantee future results and reflects a partial waiver of fees without which the total return would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because the Emerging Growth Fund invests primarily in emerging growth companies with emphasis on companies with small capitalizations, an investment in the Emerging Growth Fund involves greater than average risks and the value of the Emerging Growth Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies. The Russell 2000 is an unmanaged index of 2000 small capitalization U.S. stocks and is a commonly used index of U.S. small stock performance. Index performance includes reinvestment of dividends. Total returns for periods less than one year are not annualized.

Semi-Annual Report                     7

--------------------------------------------------------------------------------
                          KOBRICK EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                      Shares             Value
---------------------------------------------------------------------
COMMON STOCKS -- 87.4%

BANKS-MAJOR REGIONAL -- 1.0%
WestAmerica Bancorp .............            13,800        $  436,425
                                                           ----------
BROADCAST MEDIA-- 1.5%
SFX Entertainment, Inc. (a) .....            10,000           645,625
                                                           ----------
COMMUNICATION-EQUIPMENT -- 8.0%
American Tower Corp. (a) ........            28,600           700,700
Covad Communications Group,
Inc. (a) ........................             6,800           447,100
Harmonic, Inc. (a) ..............            21,000           580,125
Powerwave Technologies,
Inc. (a) ........................            15,600           442,650
Qwest Communications
International, Inc. (a) .........            10,000           720,937
Western Wireless Corp. (a) ......            15,300           554,625
                                                           ----------
                                                            3,446,137
                                                           ----------
COMPUTER HARDWARE -- 0.9%
Advanced Digital Information
        Corp. (a) ...............            24,000           397,500
                                                           ----------
COMPUTER
SOFTWARE/SERVICES -- 10.2%
Allaire Corp. (a) ...............             1,100            74,800
Autobytel.Com, Inc. (a) .........             4,000           167,500
Catapult Communications
Corp. (a) .......................            37,200           516,150
Descartes Systems Group,
Inc. (a) ........................            99,700           766,444
Ecsoft Group Plc (ADR) (a) ......            15,600           497,250
Exchange Applications, Inc. (a) .            28,300           711,037
Infospace.com, Inc. (a) .........               500            44,313
MiningCo.com, Inc. (a) ..........               800            71,600
Point of Sale Ltd. (a) ..........            64,100           645,006
Sykes Enterprises, Inc. (a) .....            11,100           358,669
Whittman-Hart, Inc. (a) .........            24,300           522,450
Ziff-Davis, Inc. (a) ............               800            28,800
                                                           ----------
                                                            4,404,019
                                                           ----------
ELECTRICAL EQUIPMENT -- 1.3%
Jabil Circuit, Inc. (a) .........            14,200           575,100
                                                           ----------
ELECTRONICS-SEMICONDUCTOR -- 1.3%
Sipex Corp. (a) .................            43,300           565,606
                                                           ----------
FOOTWARE -- 1.7%
Kenneth Cole Productions,
Inc. (a) ........................            27,400           722,675
                                                           ----------
HEALTHCARE-DRUGS MAJOR -- 1.2%
AmeriSource Health Corp. (a) ....            14,800           505,975
                                                           ----------
HEALTHCARE-MANAGED CARE-- 1.3%
Trigon Healthcare, Inc. (a) .....            16,800           575,400
                                                           ----------
HOUSEHOLD FURNITURE &
APPLIANCES -- 0.8%
Ethan Allen Interiors, Inc. .....             8,300           344,969
                                                           ----------
INVESTMENT BANK/BROKERAGE-- 5.0%
Donaldson Lufkin & Jenrette,
Inc. ............................            13,000           906,750
Hambrecht & Quist Group,
Inc. (a) ........................            35,800         1,241,812
                                                           ----------
                                                            2,148,562
                                                           ----------
LEISURE TIME PRODUCTS -- 1.2%
Action Performance Companies,
Inc. (a) ........................            16,800           506,100
                                                           ----------
LODGING-HOTELS-- 3.4%
Four Seasons Hotels, Inc. .......            17,300           722,275
Royal Caribbean Cruises Ltd .....            18,900           737,100
                                                           ----------
                                                            1,459,375
                                                           ----------
OIL&GAS-REFIN & MARKETING -- 1.1%
Pennzoil-Quaker State Co. .......            38,100           471,488
                                                           ----------
RAILROADS-- 1.0%
MotivePower Industries, Inc. (a)             16,800           422,100
                                                           ----------
RESTAURANTS -- 0.8%
Arkansas Restaurants Corp. (a) ..            35,000           354,375
                                                           ----------

                       See Notes to Financial Statements

                                       8                     Semi-Annual Report

--------------------------------------------------------------------------------
                          KOBRICK EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                       Shares             Value
----------------------------------------------------------------------
RETAIL-APPAREL -- 5.9%
Abercrombie & Fitch Co. Cl.A (a) .             9,000      $    828,000
Ann Taylor Stores Corp. (a) ......            19,900           879,331
Cutter &  Buck, Inc. (a) .........            26,700           854,400
                                                          ------------
                                                             2,561,731
                                                          ------------
RETAIL-COMPUTER &
ELECTRONICS -- 0.3%
Micro Warehouse, Inc. (a) ........             8,400           135,450
                                                          ------------

RETAIL-DEPARTMENT STORES -- 2.3%
Ames Department Stores, Inc. (a) .            15,500           575,438
Family Dollar Stores, Inc. .......            19,000           437,000
                                                          ------------
                                                             1,012,438
                                                          ------------

RETAIL-GENERAL MERCHANDISE -- 2.1%
CSK Auto Corp. (a) ...............            30,100           901,119
                                                          ------------
RETAIL-SPECIALTY -- 5.3%
Autoweb.Com, Inc. (a) ............               800            28,500
Guitar Center Management,
 Inc. (a) ........................            60,400         1,234,425
Mens Wearhouse, Inc. (a) .........            34,000           981,750
Priceline.com, Inc. (a) ..........               700            58,012
                                                          ------------
                                                             2,302,687
                                                          ------------

SAVINGS & LOAN -- 4.3%
Astoria Financial Corp. ..........            11,700           585,000
Bank United Corp. ................            13,700           559,988
Golden State Bancorp, Inc. (a) ...            31,100           691,975
                                                          ------------
                                                             1,836,963
                                                          ------------

SERVICES-
ADVERTISING/MARKETING -- 8.1%
CMG Information Services,
 Inc. (a) ........................             9,000         1,647,562
Lamar Advertising Co. (a) ........            18,000           610,875
Outdoor Systems, Inc. (a) ........            28,200           846,000
Snyder Communications,
 Inc. (a) ........................            13,900           387,463
                                                          ------------
                                                             3,491,900
                                                          ------------

(a) Non-income producing security
ADR - American Depository Receipt

SERVICES-
COMMERCIAL & CONSUMER -- 13.3%
Apollo Group, Inc. (a) ...........            22,900           684,137
Argosy Education Group, Inc. (a) .            77,000           664,125
Bright Horizons Family
 Solutions, Inc. (a) .............            42,800           936,250
Career Education Corp. (a) .......            17,900           619,788
CSG Systems International,
 Inc. (a) ........................            18,900           745,369
Quest Education Corp. (a) ........            88,300           805,737
Steiner Leisure Ltd. (a) .........            29,700           913,275
Workflow Management, Inc. (a) ....            51,700           348,975
                                                          ------------
                                                             5,717,656
                                                          ------------

SERVICES-DATA PROCESSING -- 2.2%
Iron Mountain, Inc. (a) ..........            30,500           953,125
                                                          ------------
TELECOMMUNICATIONS -
CELLULAR -- 1.9%
Pinnacle Holdings, Inc. (a) ......            54,900           830,363
                                                          ------------
Total Common Stocks
(cost $32,132,499) ...............                          37,724,863
                                                          ------------


                                            Principal
                                             Amount
                                             (000's)
                                            ---------
REPURCHASE AGREEMENT -- 6.5%

State Street Bank and Trust
   Company, 3.25%, dated 3/31/99,
   due 4/1/99 (collateralized by U.S.
   Treasury Bond 10.375%, 11/15/12,
   market value $2,860,169)
   (cost $2,802,000) ..............           $2,802         2,802,000

TOTAL INVESTMENTS-- 93.9%
   (cost $34,934,499) .............                         40,526,863
Other assets less liabilities -- 6.1%                        2,618,848
                                                          ------------

NET ASSETS -- 100%                                         $43,145,711
                                                          ============

                       See Notes to Financial Statements

Semi-Annual Report                     9

--------------------------------------------------------------------------------
                              KOBRICK GROWTH FUND
                                  FUND PROFILE
--------------------------------------------------------------------------------
                     (All Information as of March 31, 1999)

Objective:         Provide long-term growth of capital
Strategy:          Invests primarily in equity securities of companies with
                   large capitalizations, whose good track records, excellent management and strong balance sheets indicate to the fund
                   manager an ability to grow and better handle market
                   volatility over time.
Inception Date:    September 1, 1998
Manager:           Frederick R. Kobrick
Fund number:       446
Symbol:            KFGRX
Net  Asset Value:  $15.47

         TOP TEN HOLDINGS                       TOP FIVE INDUSTRIES

                           % of Fund's                              % of Fund's
                            net assets                               net assets
America Online, Inc. ...........6.2      Broadcast Media .................9.6
General Electric Co. ...........4.3      Investment Bank/Brokerage .......8.6
CBS Corp. ......................3.9      Computer Software/ Services .....8.2
Cisco Systems, Inc. ............3.6      Financial (Diverse) .............6.1
MCI Worldcom, Inc. .............3.4      Telecommunications-
Merrill Lynch & Company, Inc. ..3.4        Long Distance .................5.8
American Express Co. ...........3.3
Charles Schwab Corp. ...........3.2
Qwest Communications, Inc. .....2.9
Morgan Stanley Dean Witter & Co.2.9

PORTFOLIO COMPOSITION:
(% of Total Investments)

Common Stocks                  89.8%
Short-Term Investments         10.2%

FUND PERFORMANCE:

                          Total
                          Return                  Total Return
                          Year to Date            Since Inception
                          (1.1.99 to 3.31.99)     (9.1.98 to 3.31.99)
--------------------------------------------------------------------------------
Growth Fund                12.4%                   54.7%
--------------------------------------------------------------------------------
S&P 500 Index               5.0%                   35.5%
--------------------------------------------------------------------------------

Performance data quoted represents past performance and does not guarantee future results and reflects a partial waiver of fees without which the total return would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 is an unmanaged index of 500 publicly traded stocks representing a variety of industries. Index performance includes reinvestment of dividends. Total return is not annualized.

                                       10                     Semi-Annual Report

--------------------------------------------------------------------------------
                              KOBRICK GROWTH FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                           Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS -- 90.6%

AUTOMOBILES -- 5.0%
Ford Motor Co. .......................            16,800      $    953,400
General Motors Corp. .................            13,400         1,164,125
                                                              ------------
                                                                 2,117,525
                                                              ------------

BANKS-MONEY CENTER -- 5.1%
Chase Manhattan Corp. ................            14,100         1,146,506
J.P. Morgan & Co., Inc. ..............             8,200         1,011,675
                                                              ------------
                                                                 2,158,181
                                                              ------------

BEVERAGES-SOFT DRINK -- 0.8%
Pepsi Bottling Group, Inc. (a) .......            16,200           351,338
                                                              ------------
BROADCAST MEDIA -- 9.6%
CBS Corp. (a) ........................            40,900         1,674,344
Clear Channel Communications,
  Inc. (a) ...........................            17,400         1,166,887
Comcast Corp. ........................             4,700           295,806
Infinity Broadcasting Corp. (a) ......            36,500           939,875
                                                              ------------
                                                                 4,076,912
                                                              ------------

COMMUNICATION-EQUIPMENT -- 4.5%
Nokia Corp. (ADR) ....................             4,300           669,725
Qwest Communications
  International, Inc. (a) ............            17,100         1,232,803
                                                              ------------
                                                                 1,902,528
                                                              ------------
COMPUTER
SOFTWARE/SERVICES -- 8.2%
America Online, Inc. (a) .............            18,100         2,642,600
Microsoft Corp. (a) ..................             9,400           842,475
                                                              ------------
                                                                 3,485,075
                                                              ------------
COMPUTERS-NETWORKING -- 3.7%
Cisco Systems, Inc. (a) ..............            14,100         1,544,831
                                                              ------------

COMPUTERS-PERIPHERAL -- 2.7%
EMC Corp. (a) ........................             9,000         1,149,750
                                                              ------------

DISTRIBUTION(FOOD&HEALTH) -- 1.8%
Cardinal Health, Inc. ................            11,500           759,000
                                                              ------------

ELECTRICAL EQUIPMENT -- 4.3%
General Electric Co. .................            16,500         1,825,313
                                                              ------------

ENTERTAINMENT -- 1.9%
Time Warner, Inc. ....................            11,500           817,219
                                                              ------------

EQUIPMENT-SEMICONDUCTOR -- 0.8%
Teradyne, Inc. (a) ...................             6,200           338,288
                                                              ------------
FINANCIAL(DIVERSE) -- 6.1%
American Express Co. .................            11,800         1,386,500
Morgan Stanley Dean
  Witter & Co. .......................            12,200         1,219,237
                                                              ------------
                                                                 2,605,737
                                                              ------------
HEALTHCARE-DIVERSE -- 3.3%
American Home Products Corp. .........             9,700           632,925
Bristol-Myers Squibb Co. .............            12,000           771,750
                                                              ------------
                                                                 1,404,675
                                                              ------------
HEALTHCARE-DRUGS MAJOR -- 3.9%
Merck & Co., Inc. ....................             7,300           585,369
Pfizer, Inc. .........................             7,700         1,068,375
                                                              ------------
                                                                 1,653,744
                                                              ------------
INSURANCE-LIFE/HEALTH -- 0.9%
Aetna, Inc. ..........................             4,700           390,100
                                                              ------------
INVESTMENT BANK/BROKERAGE -- 8.6%
Charles Schwab Corp. .................            14,000         1,345,750
Donaldson Lufkin & Jenrette, Inc. ....            12,100           843,975
Merrill Lynch & Company, Inc. ........            16,400         1,450,375
                                                              ------------
                                                                 3,640,100
                                                              ------------
RESTAURANTS -- 3.3%
McDonald's Corp. .....................            23,600         1,069,375
Tricon Global Restaurants,
  Inc. (a) ...........................             4,700           330,175
                                                              ------------
                                                                 1,399,550
                                                              ------------

                       See Notes to Financial Statements

Semi-Annual Report                     11

--------------------------------------------------------------------------------
                              KOBRICK GROWTH FUND
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                 March 31, 1999
                                  (Unaudited)

Company                                       Shares             Value
----------------------------------------------------------------------
RETAIL-APPAREL -- 1.5%
TJX Companies, Inc. ..............            19,100      $    649,400
                                                          ------------

RETAIL-BUILDING SUPPLIES -- 1.8%
Home Depot, Inc. .................            12,400           771,900
                                                          ------------

RETAIL-GENERAL MERCHANDISE -- 4.7%
Dayton Hudson Corp. ..............            14,700           979,388
Wal Mart Stores, Inc. ............            11,100         1,023,281
                                                          ------------
                                                             2,002,669
                                                          ------------

RETAIL-SPECIALTY -- 2.3%
Priceline.com, Inc. (a) ..........               700            58,012
Staples, Inc. (a) ................            27,850           915,569
                                                          ------------
                                                               973,581
                                                          ------------

TELECOMMUNICATIONS -
LONG DISTANCE -- 5.8%
AT&T Corp. .......................            12,400           989,675
MCI Worldcom, Inc. (a) ...........            16,400         1,452,425
                                                          ------------
                                                             2,442,100
                                                          ------------

Total Common Stocks
(cost $35,810,711) ...............                          38,459,516
                                                          ------------

                                             Principal
                                              Amount
                                              (000's)
                                             ---------
REPURCHASE AGREEMENT -- 10.3%
State Street Bank and Trust
   Company, 3.25%, dated 3/31/99,
   due 4/1/99 (collateralized by U.S.
   Treasury Bond 10.375%, 11/15/12,
   market value $ 4,463,494)
   (cost $4,370,000) ..............           $4,370         4,370,000

TOTAL INVESTMENTS--100.9%
   (cost $40,180,711) .............                         42,829,516
Other assets less liabilities -- (0.9%)                       (366,279)
                                                           -----------

NET ASSETS -- 100%                                         $42,463,237
                                                           ===========

(a) Non-income producing security.
ADR - American Depository Receipt

                       See Notes to Financial Statements

                                       12                     Semi-Annual Report

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                      Statements of Assets and Liabilities
                           March 31, 1999 (Unaudited)

                                                                   Kobrick                  Kobrick                 Kobrick
                                                                   Capital               Emerging Growth             Growth
                                                                     Fund                     Fund                    Fund
                                                                 ------------             ------------             ------------
ASSETS
Investments, at value (Note 2)
    Securities (cost $67,617,283, $32,132,499
    and $35,810,711, respectively) ......................        $ 82,279,150             $ 37,724,863             $ 38,459,516
Repurchase Agreement ....................................           9,684,000                2,802,000                4,370,000
Cash ....................................................                 933                      489                      340
Dividends and interest receivable .......................              27,326                    1,203                   35,531
Receivables for Securities sold .........................           1,160,653                2,918,045                       --
Receivable for Fund shares sold .........................           1,219,132                   43,291                   35,138
Deferred organizational costs (Note 2) ..................              32,680                   32,684                       --
Deferred offering costs (Note 2) ........................                  --                       --                    3,826
Prepaid expenses ........................................               9,215                    7,086                      285
                                                                 ------------             ------------             ------------
    TOTAL ASSETS ........................................          94,413,089               43,529,661               42,904,636

LIABILITIES
Payable for securities purchased ........................             865,500                  253,325                  383,800
Payable for Fund shares redeemed ........................             198,450                    3,948                       --
Investment advisory fee payable (Note 3) ................             121,942                   64,326                    9,930
Distribution fees payable (Note 4) ......................              17,317                    8,039                    8,392
Accounts payable and accrued expenses ...................              58,437                   54,312                   39,277
                                                                 ------------             ------------             ------------
    TOTAL LIABILITIES ...................................           1,261,646                  383,950                  441,399
                                                                 ------------             ------------             ------------
       NET ASSETS .......................................        $ 93,151,443             $ 43,145,711             $ 42,463,237
                                                                 ============             ============             ============

NET ASSETS
Paid-in capital .........................................        $ 69,663,011             $ 34,240,526             $ 42,380,481
Undistributed net investment (loss) .....................            (246,826)                (196,398)                 (14,707)
Accumulated net realized gain (loss)
    on investments ......................................           9,073,391                3,509,219               (2,551,342)
Net unrealized appreciation of investments ..............          14,661,867                5,592,364                2,648,805
                                                                 ------------             ------------             ------------
       NET ASSETS .......................................        $ 93,151,443             $ 43,145,711             $ 42,463,237
                                                                 ============             ============             ============
Total shares outstanding at end of period ...............           5,251,207                2,845,006                2,744,138

Net asset value, offering price, and
redemption price per share ..............................        $      17.74             $      15.17             $      15.47
                                                                 ============             ============             ============

                       See Notes to Financial Statements

Semi-Annual Report                     13

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                            Kobrick Investment Trust
                            Statements of Operations
              For the Six Months Ended March 31, 1999 (Unaudited)

                                                                  Kobrick                 Kobrick                  Kobrick
                                                                  Capital              Emerging Growth             Growth
                                                                    Fund                    Fund                    Fund
                                                                -----------             -----------             -----------
INVESTMENT INCOME
  Dividends (Net of foreign withholding taxes
  of $1,349, $0, and $1,505, respectively) ..............       $   110,616             $    22,674             $    53,299
  Interest ..............................................            76,237                  27,181                  28,158
                                                                -----------             -----------             -----------
         TOTAL INVESTMENT INCOME ........................           186,853                  49,855                  81,457

EXPENSES
  Investment advisory fees (Note 3) .....................           247,801                 140,716                  68,688
  Distribution fees (Note 4) ............................            61,950                  35,179                  17,172
  Administrative fees ...................................            35,447                  35,536                  15,027
  Custodian fees ........................................            33,865                  35,582                  19,945
  Audit fees ............................................            15,005                  13,170                   3,719
  Legal fees ............................................            25,776                  14,683                   2,057
  Trustees fees (Note 3) ................................            13,545                  13,621                  16,740
  Transfer agent fees (Note 3) ..........................            18,035                  15,881                  27,306
  Amortization of organizational costs (Note 2) .........             6,660                   6,660                      --
  Amortization of offering costs (Note 2) ...............             9,755                   9,755                   8,316
  Registration fees .....................................             7,912                   1,576                   9,544
  Other .................................................             6,514                      --                   1,169
                                                                -----------             -----------             -----------
         TOTAL EXPENSES .................................           482,265                 322,359                 189,683
                                                                -----------             -----------             -----------
  Fees waived and/or expenses reimbursed
  by investment advisor and transfer agent ..............           (48,586)                (76,106)                (93,519)
                                                                -----------             -----------             -----------
         NET EXPENSES ...................................           433,679                 246,253                  96,164
                                                                -----------             -----------             -----------
         NET INVESTMENT (LOSS) ..........................       $  (246,826)            $  (196,398)            $   (14,707)
                                                                -----------             -----------             -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ...............         9,715,104               4,998,326              (2,537,115)
  Change in net unrealized appreciation
  of investments ........................................        11,423,694               4,899,216               2,603,370
                                                                -----------             -----------             -----------
  Net realized and unrealized gain
  on investments ........................................        21,138,798               9,897,542                  66,255
                                                                -----------             -----------             -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................       $20,891,972             $ 9,701,144             $    51,548
                                                                ===========             ===========             ===========

                       See Notes to Financial Statements

                                     14                       Semi-Annual Report

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           Kobrick Investment Trust
                      Statements of Changes in Net Assets

Kobrick Capital Fund                                                                  Six Months               For the period
                                                                                         Ended                  12/31/97* to
                                                                                      03/31/1999                 09/30/1998
                                                                                      (Unaudited)
                                                                                     ------------               ------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
        Net investment (loss) ................................................       $   (246,826)              $   (346,943)
        Net realized gain (loss) on investments ..............................          9,715,104                   (618,382)
        Change in net unrealized appreciation
           of investments ....................................................         11,423,694                  3,238,173
                                                                                     ------------               ------------
        Net increase in net assets resulting from operations .................         20,891,972                  2,272,848
                                                                                     ------------               ------------
  Distributions to shareholders:
        From net investment income ...........................................                 --                         --
        From net realized capital gains ......................................                 --                         --
                                                                                     ------------               ------------
        Net decrease in net assets resulting from distributions ..............                 --                         --
                                                                                     ------------               ------------
  Capital stock transactions:
        Net proceeds from sales ..............................................         49,900,403                 39,227,006
        Net proceeds from reinvestment of distributions ......................                 --                         --
        Cost of shares redeemed ..............................................         (5,103,638)               (14,137,148)
                                                                                     ------------               ------------
        Net increase in Fund share transactions ..............................         44,796,765                 25,089,858
                                                                                     ------------               ------------
  Net increase in net assets .................................................         65,688,737                 27,362,706
  Net assets at beginning of period ..........................................         27,462,706                    100,000
                                                                                     ------------               ------------
  Net assets at end of period ................................................       $ 93,151,443               $ 27,462,706
                                                                                     ============               ============

  Shares issued and repurchased:
        Shares outstanding at beginning of period ............................          2,563,524                     10,000
        Shares sold ..........................................................          2,997,651                  3,848,564
        Shares issued to shareholders from reinvestment
        of distributions .....................................................                 --                         --
        Shares repurchased ...................................................           (309,968)                (1,295,040)
                                                                                     ------------               ------------
        Net increase .........................................................          2,687,683                  2,553,524
                                                                                     ------------               ------------
        Shares outstanding at end of period ..................................          5,251,207                  2,563,524
                                                                                     ------------               ------------

        Includes undistributed net investment (loss) .........................       $   (246,826)                 $      --
                                                                                     ============               ============

* Commencement of operations.

                       See Notes to Financial Statements

Semi-Annual Report                   15

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                           Kobrick Investment Trust
                      Statements of Changes in Net Assets


Kobrick Emerging Growth Fund                                                        Six Months                For the period
                                                                                       Ended                   12/31/97* to
                                                                                    03/31/1999                  09/30/1998
                                                                                   (Unaudited)
                                                                                   ------------                ------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
        Net investment (loss) ..............................................       $   (196.398)               $   (278,462)
        Net realized gain (loss) on investments ............................          4,998,326                  (1,489,107)
        Change in net unrealized appreciation
           of investments ..................................................          4,899,216                     693,148
                                                                                   ------------                ------------
        Net increase (decrease) in net assets
           resulting from operations .......................................          9,701,144                  (1,074,421)
                                                                                   ------------                ------------
  Distributions to shareholders:
        From net investment income .........................................                 --                          --
        From net realized capital gains ....................................                 --                          --
                                                                                   ------------                ------------
  Net decrease in net assets resulting from distributions ..................                 --                          --
                                                                                   ------------                ------------
  Capital stock transactions:
        Net proceeds from sales ............................................         18,286,011                  35,267,792
        Net proceeds from reinvestment of distributions ....................                 --                          --
        Cost of shares redeemed ............................................         (3,171,681)                (15,963,134)
                                                                                   ------------                ------------
  Net increase in Fund share transactions ..................................         15,114,330                  19,304,658
                                                                                   ------------                ------------
  Net increase in net assets ...............................................         24,815,474                  18,230,237
  Net assets at beginning of period ........................................         18,330,237                     100,000
                                                                                   ------------                ------------
  Net assets at end of period ..............................................       $ 43,145,711                $ 18,330,237
                                                                                   ============                ============

  Shares issued and repurchased:
        Shares outstanding at beginning of period ..........................          1,807,244                      10,000
        Shares sold ........................................................          1,266,906                   3,395,365
        Shares issued to shareholders from reinvestment
        of distributions ...................................................                 --                          --
        Shares repurchased .................................................           (229,144)                 (1,598,121)
                                                                                   ------------                ------------
        Net increase .......................................................          1,037,762                   1,797,244
                                                                                   ------------                ------------
        Shares outstanding at end of period ................................          2,845,006                   1,807,244
                                                                                   ------------                ------------

        Includes undistributed net investment (loss) .......................       $   (196,398)                  $      --
                                                                                   ============                ============

* Commencement of operations

                       See Notes to Financial Statements

                                     16                       Semi-Annual Report

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                           Kobrick Investment Trust
                      Statements of Changes in Net Assets


Kobrick Growth Fund                                                                  Six Months              For the period
                                                                                        Ended                 09/01/98* to
                                                                                     03/31/1999                09/30/1998
                                                                                    (Unaudited)
                                                                                   ------------               ------------
INCREASE (DECREASE) IN NET ASSETS
  From operations:
        Net investment income (loss) .........................................     $    (14,707)              $        273
        Net realized (loss) on investments ...................................       (2,537,115)                   (14,227)
        Change in net unrealized appreciation
           of investments ....................................................        2,603,370                     45,435
                                                                                   ------------               ------------
        Net increase in net assets resulting from operations .................           51,548                     31,481
                                                                                   ------------               ------------
  Distributions to shareholders:
        From net investment income ...........................................             (273)                        --
        From net realized capital gains ......................................               --                         --
                                                                                   ------------               ------------
  Net decrease in net assets resulting from distributions ....................             (273)                        --
                                                                                   ------------               ------------
  Capital stock transactions:
        Net proceeds from sales ..............................................       42,100,088                  1,023,020
        Net proceeds from reinvestment of distributions ......................              273                         --
        Cost of shares redeemed ..............................................         (742,838)                       (62)
                                                                                   ------------               ------------
  Net increase in Fund share transactions ....................................       41,357,523                  1,022,958
                                                                                   ------------               ------------
  Net increase in net assets .................................................       41,408,798                  1,054,439
  Net assets at beginning of period ..........................................        1,054,439                         --
                                                                                   ------------               ------------
  Net assets at end of period ................................................     $ 42,463,237               $  1,054,439
                                                                                   ============               ============

  Shares issued and repurchased:
        Shares outstanding at beginning of period ............................          102,189                         --
        Shares sold ..........................................................        2,692,146                    102,195
        Shares issued to shareholders from reinvestment
        of distributions .....................................................               21                         --
        Shares repurchased ...................................................          (50,218)                        (6)
                                                                                   ------------               ------------
        Net increase .........................................................        2,641,949                    102,189
                                                                                   ------------               ------------
        Shares outstanding at end of period ..................................        2,744,138                    102,189
                                                                                   ------------               ------------

        Includes undistributed net investment income (loss) ..................     $    (14,707)              $        273
                                                                                   ============               ============

* Commencement of operations

                       See Notes to Financial Statements

Semi-Annual Report                   17

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                           Kobrick Investment Trust
                             Financial Highlights
                  Selected data for a share of capital stock
                      outstanding throughout each period

Kobrick Capital Fund                                                              Six Months             For the period
                                                                                     Ended                12/31/97* to
                                                                                  03/31/1999               09/30/1998
                                                                                 (Unaudited)
                                                                                  ----------              -----------
  Net asset value, beginning of period ................................           $    10.71              $     10.00

  Income (loss) from investment operations:
          Net investment (loss) .......................................                (0.05)                  (0.127) (c)
          Net realized and unrealized gain ............................                 7.08                    0.837
                                                                                  ----------              -----------
          Total from investment operations ............................                 7.03                    0.710
                                                                                  ----------              -----------
  Less distributions from and in excess of:
          Net investment income .......................................                   --                       --
          Net realized gain ...........................................                   --                       --
                                                                                  ----------              -----------
          Total distributions .........................................                   --                       --
                                                                                  ----------              -----------
  Net asset value, end of period ......................................           $    17.74              $     10.71
                                                                                  ==========              ===========
  Total Return (a) ....................................................                65.64%                    7.10%

  Ratios and Supplemental Data
        Net Assets, end of period (000's) .............................           $   93,151              $    27,463
        Ratios to average net assets:
                Net expenses (b) ......................................                 1.75%                    1.75%
                Gross expenses (b) ....................................                 1.95%                    2.21%
                Net investment (loss) (b) .............................                (1.00)%                  (1.38)%
        Portfolio turnover rate .......................................                  250%                     350%

See footnotes to Financial Highlights (page 20).

                       See Notes to Financial Statements

                                     18                      Semi-Annual Report

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                              Financial Highlights
                   Selected data for a share of capital stock
                       outstanding throughout each period



Kobrick Emerging Growth Fund                                                    Six Months                 For the period
                                                                                  Ended                     12/31/97* to
                                                                                03/31/1999                   09/30/1998
                                                                               (Unaudited)
                                                                               ------------                 ------------
Net asset value, beginning of period ..................................        $      10.14                 $      10.00
Income (loss) from investment operations:
        Net investment (loss) .........................................               (0.07)                      (0.107) (c)
        Net realized and unrealized gain ..............................                5.10                        0.247  (d)
                                                                               ------------                 ------------
        Total from investment operations ..............................                5.03                        0.140
                                                                               ------------                 ------------

Less distributions from and in excess of:
        Net investment income .........................................                  --                           --
        Net realized gain .............................................                  --                           --
                                                                               ------------                 ------------
        Total distributions ...........................................                  --                           --
                                                                               ------------                 ------------
Net asset value, end of period ........................................        $      15.17                 $      10.14
                                                                               ============                 ============
Total Return (a) ......................................................               49.70%                        1.40%

Ratios and Supplemental Data
        Net Assets, end of period (000's) .............................        $     43,146                 $     18,330
        Ratios to average net assets:
          Net expenses (b) ............................................                1.75%                        1.75%
          Gross expenses (b) ..........................................                2.29%                        2.24%
          Net investment (loss) (b) ...................................               (1.40)%                      (1.16)%
        Portfolio turnover rate .......................................                 138%                         287%

See footnotes to Financial Highlights (page 20).

                       See Notes to Financial Statements

Semi-Annual Report                     19

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                              Financial Highlights
                   Selected data for a share of capital stock
                       outstanding throughout each period


Kobrick Growth Fund                                                              Six Months                For the period
                                                                                   Ended                   09/01/1998* to
                                                                                 03/31/1999                  09/30/1998
                                                                                (Unaudited)
                                                                              ---------------             -----------------
Net asset value, beginning of period ..................................         $     10.32                  $    10.00

Income (loss) from investment operations:
        Net investment income (loss) ..................................               (0.01)                      0.003 (c)
        Net realized and unrealized gain ..............................                5.16                       0.317
                                                                                -----------                  ----------
        Total from investment operations ..............................                5.15                       0.320
                                                                                -----------                  ----------

Less distributions from and in excess of:
        Net investment income .........................................                  --                          --
        Net realized gain .............................................                  --                          --
                                                                                -----------                  ----------
        Total distributions ...........................................                  --                          --
                                                                                -----------                  ----------
Net asset value, end of period ........................................         $     15.47                  $    10.32
                                                                                ===========                  ==========

Total Return (a) ......................................................               49.93%                       3.20%
Ratios and Supplemental Data
        Net Assets, end of period (000's) .............................         $    42,463                  $    1,054
        Ratios to average net assets:
          Net expenses (b) ............................................                1.40%                       1.40%
          Gross expenses (b) ..........................................                2.76%                      11.11%
          Net investment income (loss) (b) ............................               (0.21)%                      0.32%
        Portfolio turnover rate .......................................                 180%                         11%

Notes to Financial Highlights

*    Commencement of operations
(a) Total Returns are historical and assume changes in share price, reinvestments of dividends, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.
(b)  Annualized for periods less than one year.
(c)  Computed using the average shares method.
(d) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

                       See Notes to Financial Statements

                                       20                     Semi-Annual Report

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                         Notes to Financial Statements
                                 March 31, 1999
                                  (Unaudited)

NOTE 1 -- ORGANIZATION

     The Kobrick Investment Trust (the "Trust") (formerly the Kobrick-Cendant Investment Trust) was organized as a Massachusetts business trust on October 10, 1997, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists presently of three separate Funds: Kobrick Capital Fund (formerly Kobrick-Cendant Capital Fund), Kobrick Emerging Growth Fund (formerly Kobrick-Cendant Emerging Growth Fund) and Kobrick Growth Fund (formerly Kobrick-Cendant Growth Fund) (individually, a "Fund", collectively, the "Funds"). The investment objective of the Kobrick Capital Fund is to seek maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations. The investment objective of the Kobrick Emerging Growth Fund is to provide growth of capital by investing primarily in equity securities of emerging growth companies with emphasis on companies with small capitalizations. The investment objective of the Kobrick Growth Fund is to provide long-term growth of capital by investing primarily in equity securities of companies with large capitalizations believed by the Fund's investment manager to have better than average long-term growth potential.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION: Each Fund's investment securities which are traded on stock exchanges or are quoted by the National Association of Security Dealers Automated Quotation System ("NASDAQ") are valued at the last reported sale prices as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are valued, or if not traded on a particular day, at the closing bid prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale prices (or, if the last sale prices are not readily available, at the last bid prices as quoted by the brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term investments with maturities less than 60 days are valued at amortized cost which approximates market value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with institutions that the Fund's investment adviser, Kobrick Funds LLC ("Kobrick") (successor to Kobrick-Cendant Funds, Inc.), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The repurchase agreements are collateralized by U.S. Government securities. The


Semi-Annual Report                     21

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                   Notes to Financial Statements (continued)
                                 March 31, 1999
                                  (Unaudited)

Fund's custodian takes possession of the underlying collateral on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark-to-market basis to determine that the value of the collateral held, including accrued interest, is at least equal to 102% of the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Fund may suffer a loss.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded based on the specific identification method. Dividend income on investment securities, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

EXPENSES: Certain of the Trust's expenses are allocated equally to those Funds which make up the Trust. Other expenses of the Trust are allocated to the respective Funds based upon the relative net assets of each Fund. Operating expenses directly attributable to a Fund are charged to the Fund's operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare and pay dividends from net investment income at least annually. Each Fund will distribute net realized capital gains (including net short-term capital gains) unless offset by any available capital loss carryforward, at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income tax has been made. The Funds elected to defer to their fiscal year ending September 30, 1999, losses of $23,331, $1,290,191 and $13,133 on
Kobrick Capital Fund, Kobrick Emerging Growth Fund and Kobrick Growth Fund, respectively.

OFFERING AND ORGANIZATION COSTS: Offering costs, including the fees and expenses of registering and qualifying shares of each Fund for distribution under Federal and state securities regulations, are being amortized over the one-year period from the date each Fund commenced its operations. Costs and expenses of the Trust in connection with the organization of the Trust and the initial offering of shares of each Fund, excluding the Kobrick Growth Fund, have been deferred by the Trust and are being amortized on a straight-line basis from the date operations


                                       22                     Semi-Annual Report

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                   Notes to Financial Statements (continued)
                                 March 31, 1999
                                  (Unaudited)

commenced over a period that a benefit is expected will be realized, not to exceed sixty months. If any of the initial shares of the Kobrick Capital Fund and Kobrick Emerging Growth Fund are redeemed during the amortization period of these organizational costs by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of the unamortized organization costs. Organizational costs associated with the Kobrick Growth Fund have been borne by Kobrick.

LINE OF CREDIT: The Trust has entered into a committed line of credit with a bank. This line of credit agreement includes restrictions that the Trust maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the Trust had no borrowings against the line of credit.

NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobrick. Under the agreement, Kobrick provides investment management services to the Trust, and is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1.00% based on average daily net assets of each Fund.

     Cendant Corporation has an interest in non-voting preferred stock of Kobrick and warrants which, if exercised, could result in Cendant Corporation owning a majority of the total common stock in Kobrick. At March 31, 1999, Cendant Corporation owned 47%, 68%, and 89% of the Kobrick Capital Fund, Kobrick Emerging Growth Fund, and Kobrick Growth Fund, respectively. Investment activities of this shareholder could have a material impact on the Funds.

     Subject to certain contractual expense caps, Kobrick may be required to, or may voluntarily, waive all or a portion of its investment advisory fees. Pursuant to the transfer agent agreement, Boston Financial Data Services, Inc. ("BFDS") has agreed to waive a portion of its fees for the first twelve months of each Fund's operations. For the six months ended March 31, 1999, Kobrick and BFDS waived fees and/or reimbursed expenses as follows:


                                                                                          Kobrick
                                                                  Kobrick             Emerging Growth              Kobrick
                                                                Capital Fund                Fund                 Growth Fund
                                                                ------------                ----                 -----------
Expenses Reimbursed by the
     Investment Adviser ....................................     $       --              $       --               $  15,331
Investment Advisory Fees Waived ............................         48,586                  76,106                  68,688
Transfer Agent Fees Waived .................................             --                      --                   9,500
                                                                 ----------              ----------               ---------
Total Fees Waived and/or Reimbursed ........................     $   48,586              $   76,106               $  93,519
                                                                 ==========              ==========               =========

     No officer, director or employee of Kobrick, or any affiliate thereof, receives any compensation from the Trust for serving as trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee from the Trust of $4,000 plus $500 from each Fund for each board meeting attended and $500 from each Fund for each audit committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee for attending such meetings.

Semi-Annual Report                     23

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            Kobrick Investment Trust
                   Notes to Financial Statements (continued)
                                 March 31, 1999
                                  (Unaudited)

NOTE 4 -- DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a plan of distribution (the "Plan") under which each Fund may directly incur certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of each Fund and who may be advising shareholders of each Fund regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Trust's transfer agent; expenses of formulating and implementing marketing and promotional activities; expenses of preparing, printing and distributing sales literature, prospectuses, statements of additional information and reports for recipients other than existing shareholders of each Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable, and any other expenses related to the distribution of the Funds' shares. The annual limitation for expenses pursuant to the plan is .25% of each Fund's average daily net assets.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate amounts of purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 1999, were as follows:

                                                  Purchases         Sales
                                                ------------     ------------
Kobrick Capital Fund .....................      $158,408,156     $122,938,832
Kobrick Emerging Growth Fund .............        48,706,956       37,875,535
Kobrick Growth Fund ......................        68,045,550       30,621,987

     At March 31, 1999, the identified cost of investments for federal income tax purposes owned by each Fund and their respective gross unrealized appreciation and unrealized depreciation were as follows:


                                                                              Gross                  Gross                   Net
                                                     Identified             Unrealized             Unrealized            Unrealized
                                                        Cost               Appreciation           Depreciation          Appreciation
                                                     ----------            ------------           ------------          ------------
Kobrick Capital Fund                                $77,301,283            $15,019,006            $   357,139            $14,661,867

Kobrick Emerging Growth Fund                         34,934,499              6,420,459                828,095              5,592,364

Kobrick Growth Fund                                  40,180,711              3,164,616                515,811              2,648,805


                                       24                     Semi-Annual Report

[LOGO OF KOBRICK FUNDS APPEARS HERE]
                    IT'S ALL ABOUT VISION

                                 P.O. Box 8075
                                 Boston
                                 Massachusetts
                                 02266.8075
                                 www.kcfund.com
                                 1.888.KCFUND1
                                 1.888.523.8631


Investment Advisor
Kobrick Funds LLC

Trustees and Officers
Frederick R. Kobrick,
President and Trustee

Jay H. Atlas,
Trustee

Samuel L. Hayes, III,
Trustee

Joseph P. Paster,
Trustee

Richard A. Goldman,
Secretary and Treasurer

Distributor
Funds Distributor, Inc.

Transfer and Shareholder Servicing Agent
Boston Financial Data Services, Inc.

Administrator, Accounting Agent and Custodian
State Street Bank and Trust Company

Independent Auditors
PricewaterhouseCoopers LLP

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

        Kobrick Funds offer a variety of services to make investing easier and more convenient for you.

-     Traditional and Roth IRAs.

-     Automatic investment and redemption plans.

- Automated telephone services for prices and account balances 24 hours a day, 7 days per week.

-     Representative-assisted services 8 am to 6 pm et.

- Web site with daily fund prices and performance, prospectus and applications, manager profiles, market perspectives and more.

- Unlimited exchanges between funds; exchanges also permitted between Kobrick Funds and SSgAsm US Government Money Market Fund.

-     Written confirmation of each transaction and quarterly account statements.

-     Available through many fund supermarkets.